Document And Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2016	Aug. 08, 2016	Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	Sun BioPharma, Inc.
Entity Central Index Key	0001029125
Trading Symbol	snbp
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		31,881,306
Entity Public Float			$ 75,429
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	false